Summary of Significant Accounting Policies Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	$ 3.1	$ 4.1
Benefit	(0.5)	(0.4)
Write-offs, credits, and adjustments	(0.2)	(0.6)
Balance, end of year	$ 2.4	$ 3.1